Derivative Financial Instruments (Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Total	¥ 296	¥ (147)	¥ (510)
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	263	51	70
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	61	(39)	(91)
Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	(13)	(98)	(269)
Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Total	(20)	(34)	(53)
Other
Derivative Instruments, Gain (Loss) [Line Items]
Total	5	(27)	(167)
Foreign exchange gains (losses)—net
Derivative Instruments, Gain (Loss) [Line Items]
Total	58	(45)	(80)
Foreign exchange gains (losses)—net | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Foreign exchange gains (losses)—net | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	61	(39)	(91)
Foreign exchange gains (losses)—net | Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Foreign exchange gains (losses)—net | Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Foreign exchange gains (losses)—net | Other
Derivative Instruments, Gain (Loss) [Line Items]
Total	(3)	(6)	11
Trading account profits (losses)—net
Derivative Instruments, Gain (Loss) [Line Items]
Total	238	(102)	(430)
Trading account profits (losses)—net | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	263	51	70
Trading account profits (losses)—net | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Trading account profits (losses)—net | Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	(13)	(98)	(269)
Trading account profits (losses)—net | Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Total	(20)	(34)	(53)
Trading account profits (losses)—net | Other
Derivative Instruments, Gain (Loss) [Line Items]
Total	¥ 8	¥ (21)	¥ (178)